Employee Benefit Plans (Schedule of Changes in Benefit Obligations and Fair Value of Plan Assets, Funded Status of the Plan, and Amount Recognized in the Financial Statements) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Change in fair value of plan assets:
Amounts recognized in the balance sheet, Noncurrent liabilities	$ (5,582,073)	$ (12,541,251)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	17,909,824	18,993,062
Change in benefit obligation:
Benefit obligation at beginning of year	23,570,451	19,167,918
Service cost	634,892	521,701	479,236
Interest cost	946,247	953,197	908,873
Actuarial (gain) loss	(3,105,394)	3,445,737
Benefit payments, net of retiree contributions	(577,427)	(518,102)
Benefit obligation at end of year	21,468,769	23,570,451	19,167,918
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	16,063,381	12,992,723
Actual return on plan assets, net of taxes	2,215,308	2,488,760
Employer contributions	1,100,000	1,100,000
Benefit payments, net of retiree contributions	(577,427)	(518,102)
Fair value of plan assets at end of year	18,801,262	16,063,381	12,992,723
Funded status	(2,667,507)	(7,507,070)
Amounts recognized in the balance sheet, Noncurrent liabilities	(2,667,507)	(7,507,070)
Amounts recognized in accumulated other comprehensive loss, Transition obligation, net of tax	0	0
Amounts recognized in accumulated other comprehensive loss, Net actuarial loss, net of tax	591,195	1,568,916
Total amounts included in other comprehensive loss, net of tax	591,195	1,568,916
Amounts deferred to a regulatory asset, Transition obligation	0	0
Amounts deferred to a regulatory asset, Net actuarial loss	2,581,852	5,719,060
Amounts recognized as regulatory assets	2,581,852	5,719,060
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	13,028,628	13,707,308
Change in benefit obligation:
Benefit obligation at beginning of year	13,707,309	12,185,319
Service cost	213,131	195,777	194,842
Interest cost	531,845	592,359	579,976
Actuarial (gain) loss	(939,539)	1,128,635
Benefit payments, net of retiree contributions	(484,118)	(394,781)
Benefit obligation at end of year	13,028,628	13,707,309	12,185,319
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	8,673,128	7,033,605
Actual return on plan assets, net of taxes	1,075,052	1,184,304
Employer contributions	850,000	850,000
Benefit payments, net of retiree contributions	(484,118)	(394,781)
Fair value of plan assets at end of year	10,114,062	8,673,128	7,033,605
Funded status	(2,914,566)	(5,034,181)
Amounts recognized in the balance sheet, Noncurrent liabilities	(2,914,566)	(5,034,181)
Amounts recognized in accumulated other comprehensive loss, Transition obligation, net of tax	0	22,303
Amounts recognized in accumulated other comprehensive loss, Net actuarial loss, net of tax	327,493	549,335
Total amounts included in other comprehensive loss, net of tax	327,493	571,638
Amounts deferred to a regulatory asset, Transition obligation	0	105,699
Amounts deferred to a regulatory asset, Net actuarial loss	1,869,422	3,315,566
Amounts recognized as regulatory assets	$ 1,869,422	$ 3,421,265